Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Statement [Line Items]
Net Income		$ 247	$ 4,483	$ 2,933
Other Comprehensive Income (Loss), net of taxes
Reclassification to earnings of (gains) losses during the period	[1]	(6)	19	(28)
Other comprehensive income net of tax OCI debt financial assets		136	(199)	(90)
Net change in unrealized gains (losses) on cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges arising during the period	[2]	1,124	(2,634)	(478)
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges during the period	[3]	235	14	(138)
Other comprehensive income net of tax cash flow hedges		1,359	(2,620)	(616)
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		(850)	2,149	808
Unrealized gains (losses) on hedges of net foreign operations	[4]	23	(115)	(128)
Reclassification to earnings of net losses related to divestitures	[5]			29
Other comprehensive income, net of taxes, translation of net foreign operations		(827)	2,034	709
Items that will not be reclassified to net income
Net unrealized gains on fair value through OCI equity securities arising during the period	[6]			2
Net gains (losses) on remeasurement of pension and other employee future benefit plans (8)	[7]	(64)	148	162
Net gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value (9)	[8]	(410)	263	66
Items that will not be reclassified to net income		(474)	411	230
Other Comprehensive Income (Loss), net of taxes		194	(374)	233
Total Comprehensive Income		441	4,109	3,166
Debt securities [member]
Other Comprehensive Income (Loss), net of taxes
Unrealized gains (losses) on fair value through OCI debt securities arising during the period	[9]	$ 142	$ (218)	$ (62)

[1]	Net of income tax provision (recovery) of $2 million, $(6) million, $10 million for the three months ended.
[2]	Net of income tax (provision) recovery of $(317) million, $952 million, $172 million for the three months ended.
[3]	Net of income tax provision (recovery) of $(104) million, $(5) million, $50 million for the three months ended.
[4]	Net of income tax (provision) recovery of $(59) million, $41 million, $48 million for the three months ended.
[5]	Net of income tax (provision) of na, na, $nil million for the three months ended.
[6]	Net of income tax (provision) recovery of $nil million, $(1) million, $nil million for the three months ended.
[7]	Net of income tax (provision) recovery of $2 million, $(54) million, $(60) million for the three months ended.
[8]	Net of income tax (provision) recovery of $139 million, $(95) million, and $(24) million for the three months ended.
[9]	Net of income tax (provision) recovery of $(48) million, $76 million, $22 million for the three months ended.